Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

SUPPLEMENTAL SCHEDULE

RIVER BANK AND TRUST 401(k) EMPLOYEE STOCK OWNERSHIP PLAN

(Plan Number 001, Sponsor EIN Number 20-4303726)

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

(a)	(b)	Description of Investment		(e)
Party-in-	Identity of Issuer, Borrower,	(Maturity Date, Rate of Interest,	(d)	Current
Interest	Lessor or Similar Party	Collateral, Par or Maturity Value)	Cost	Value

*	Cash	Interest-bearing cash	**	$574,862

	Principal
	American Funds 2070 Target Date	Mutual funds	**	49,544
	American Funds 2065 Target Date	Mutual funds	**	154,272
	American Funds 2060 Target Date	Mutual funds	**	374,079
	American Funds 2055 Target Date	Mutual funds	**	950,273
	American Funds 2050 Target Date	Mutual funds	**	2,190,778
	American Funds 2045 Target Date	Mutual funds	**	1,746,187
	American Funds 2040 Target Date	Mutual funds	**	2,277,754
	American Funds 2035 Target Date	Mutual funds	**	1,963,678
	American Funds 2030 Target Date	Mutual funds	**	2,827,719
	American Funds 2025 Target Date	Mutual funds	**	369,049
	American Funds 2020 Target Date	Mutual funds	**	404,305
	American Funds 2015 Target Date	Mutual funds	**	1,128
	American Funds 2010 Target Date	Mutual funds	**	131,369
	Bond Fund of America/The	Mutual funds	**	72,261
	Federated Hermes Institutional HY Bond Fund	Mutual funds	**	1,137
	JH Advisors, LLC Stable Value I6 Fund	Common collective trust	**	1,180,455
	AB Large Cap Growth Fund	Mutual funds	**	15,373
	Columbia Select Small Cap Value Fund	Mutual funds	**	388
	DFA US Small Cap Growth Portfolio	Mutual funds	**	339
	DFA US Small Cap Portfolio	Mutual funds	**	89,299
	Fidelity 500 Index Fund	Mutual funds	**	1,205,527
	Fidelity Mid Cap Index Fund	Mutual funds	**	150,039
	Putname Large Cap Value Fund	Mutual funds	**	9,206
	Hartford Schroders Int MultiCap Value Fund	Mutual funds	**	418
	New Perspective Fund	Mutual funds	**	70,439
	New World Fund Inc	Mutual funds	**	918
	Vanguard Total Int Stock Index Fund	Mutual funds	**	158,058
	American Funds US Government MM	Mutual funds	**	830,245
	Black Rock Liquidity Fed Fund	Mutual funds	**	54,762

*	River Financial Corporation
	Allocated shares	217,095 shares	$6,233,649	10,854,750

	Total investments			$28,708,611

	* Party-In-Interest
	** Cost information is not provided as investments are participant directed.